Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term investments
Held-to-maturity investments	¥ 29,288	$ 4,596	¥ 114,928
Available for sale investments	13,805	2,166
Trading debt securities	14,804	2,323
Equity securities measured at fair value	7,925	1,244
Investments held by consolidated investment funds measured at fair value	26,981	4,234
Total short-term investments	92,803	14,563	114,928
Long-term investments
Available-for-sale investments			14,135
Investments held by consolidated investment funds measured at fair value	80,327	12,605	74,498
Investments measured at fair value	376,957	59,153	285,045
Total other long-term investments	588,245	92,309	447,751
Total long-term investments	668,572	104,914	536,384
Total investments	761,375	119,477	651,312
Private Equity Funds Securities
Long-term investments
Investments measured at cost less impairment	96,302	15,112	100,295
Other Investments
Long-term investments
Investments measured at cost less impairment	¥ 114,986	$ 18,044	¥ 62,411